ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Current portion:
Customer advances*	434,252	248,937	34,104
Salary and welfare payable	698,783	798,269	109,362
Purchase of property and equipment	458,978	348,284	47,715
Accrued expenses	124,943	116,015	15,894
Other tax and surcharges payable	117,323	181,444	24,858
Deferred government grants**	3,867	243,247	33,325
Purchase consideration payable***	529,648	569,050	77,960
Payables for acquisition of non-controlling interests ****	352,483	251,000	34,386
Finance lease liability	36,262	484,860	66,426
Individual income tax payable	7,999	64,508	8,838
Others	73,547	36,376	4,983
	2,838,085	3,341,990	457,851
Non-current portion:
Deferred government grants**	87,181	3,051	418
Purchase consideration payable***	149,084	—	—
Finance lease liability	318,306	697,101	95,502
Unrecognized tax benefit	43,590	52,696	7,219
Others	36,642	37,423	5,128
	634,803	790,271	108,267
*

The amount represents contract liabilities for the rendering of services. The decrease in customer advances as of December 31, 2024 is a result of the decrease in consideration received from the Group’s customers.

**

The amount primarily represents government subsidies for the constructions of data centers in mainland China. The increase in the current portion of deferred government grants was mainly because the reclassification of non-current portion of government grants to the current portion due to the expected completion of construction of the data center in 2025 and additional government grants received related to the construction of data centers, which will also be completed within one year.

***

On August 25, 2023, the Company entered into supplementary agreements (the “Supplementary Agreements”) with the founder shareholders and certain non-founder selling shareholders of Camelot Technology, to adjust the settlement timing and method of the remaining outstanding purchase consideration. The underlying balance as of December 31, 2024 in accordance with these Supplementary Agreements will be settled within one year.

****

In October 2022, the Company entered into share purchase agreements with the non-controlling shareholders of Camelot Technology to acquire an aggregate of 9.50% of equity interests in Camelot Technology for a total cash consideration of RMB456,000. In April 2023, the Company paid RMB100,000 of the first installment of the consideration, and completed the acquisition of non-controlling interests in accordance with the share purchase agreements. In 2024, the Company paid RMB100,004 (US$13,700), and the remaining purchase consideration installments will be settled within one year.